UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08191

Bullfinch Fund, Inc.
(Exact name of registrant as specified in charter)

1370 Pittsford Mendon Road
Mendon, NY  14506
(Address of principal executive offices)

Christopher Carosa
1370 Pittsford Mendon Road
Mendon, NY  14506
 (Name and address of agent for service)

Registrant's telephone number, including area code: (585) 624-3150

Date of fiscal year end: June 30

Date of reporting period: March 31, 2007


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5, to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940. The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.


Item 1. Schedule of Investments

Bullfinch Fund, Inc.
Unrestricted Series
Schedule of Investments
March 31, 2007
(Unaudited)


                                Number of Shares Historical Cost  Market Value
COMMON STOCKS - 70.1%
-------------

Automotive - 3.1%
 Gentex Corp.                            10,300        147,681         167,375
                                                   -----------     -----------
                                                       147,681         167,375

Banking and Finance - 7.5%
 FIserv, Inc                              3,000         75,229         159,180
 Fifth Third Bancorp                      4,100        159,746         158,629
 National City Corp                       2,200         55,431          81,950
                                                   -----------     -----------
                                                       290,406         399,759

Commercial Services - 1.4%
 Paychex, Inc.                            2,000         64,090          75,740
                                                   -----------     -----------
                                                        64,090          75,740

Computers - Hardware - 1.4%
 Dell Corp.                               3,250         66,364          75,433
                                                   -----------     -----------
                                                        66,364          75,433

Computers - Networking - 1.8%
 Cisco Systems, Inc.                      3,800         55,371          97,014
                                                   -----------     -----------
                                                        55,371          97,014

Computers - Software - 9.7%
 Microsoft Corp.                          6,200        151,626         172,794
 Oracle                                  11,000        119,262         199,430
 Synopsis, Inc.                           5,600        115,460         146,888
                                                   -----------     -----------
                                                       386,347         519,112

Electrical Equipment - 5.9%
 Corning Inc.                             7,300         71,366         166,002
 General Electric Co.                     4,300        125,562         152,048
                                                   -----------     -----------
                                                       196,928         318,050

Foods & Beverages - 1.9%
 Sensient Technologies                    4,000         80,550         103,120
                                                   -----------     -----------
                                                        80,550         103,120

Instruments - 1.6%
 Checkpoint Systems, Inc.                 3,700         32,717          87,542
                                                   -----------     -----------
                                                        32,717          87,542

Insurance - 2.0%
 Gallagher Arthur J & Co.                 3,700         99,355         104,821
                                                   -----------     -----------
                                                        99,355         104,821

Medical Products and Supplies - 11.6%
 Biomet Inc.                              4,500        146,144         191,205
 Johnson & Johnson                        2,400        136,714         144,624
 Medtronic Inc.                           3,000        147,940         147,180
 Polymedica Corporation                   3,200         83,194         135,456
                                                   -----------     -----------
                                                       513,991         618,465

Office Equipment - 2.5%
 Xerox Corp.                              8,000        118,582         135,120
                                                   -----------     -----------
                                                       118,582         135,120

Oil & Related - 3.5%
 Helmerich & Paine                        6,200        153,229         188,108
                                                   -----------     -----------
                                                       153,229         188,108

Paper and Related Products - 2.6%
 Avery Dennison Corp                      2,200        114,734         141,372
                                                   -----------     -----------
                                                       114,734         141,372

Pharmaceuticals - 2.1%
 Mylan Laboratories Inc.                  5,400        110,246         114,156
                                                   -----------     -----------
                                                       110,246         114,156

Retail - General - 3.2%
 Fred's Inc. Class A                     11,800        152,521         173,460
                                                   -----------     -----------
                                                       152,521         173,460

Retail - Specialty - 3.0%
 Fastenal Co                              4,600        160,394         161,230
                                                   -----------     -----------
                                                       160,394         161,230

Semiconductors - 1.5%
 Intel Corp.                              4,100         80,666          78,433
                                                   -----------     -----------
                                                        80,666          78,433

Shoes & Leather - 1.3%
 Genesco Inc                              1,700         25,830          70,601
                                                   -----------     -----------
                                                        25,830          70,601

Utilities - Natural Resources - 2.9%
 Chesapeake Utilities Corp                3,100         57,194          95,914
 NiSource Inc                             2,500         46,325          61,100
                                                   -----------     -----------
                                                       103,519         157,014

                                                   -----------     -----------
Total Investments - 70.9%                            2,953,522       3,785,925

Other Assets Less Liabilities - 29.1%                                1,555,516


TOTAL PORTFOLIO                                      4,509,038       5,341,441
                                                   ===========     ===========


Bullfinch Fund, Inc.
Western New York Series
Schedule of Investments
March 31, 2007
(Unaudited)

                               Number of Shares  Historical Cost  Market Value

COMMON STOCKS - 87.6%
-------------

Aerospace - 4.1%
 Moog, Inc. Class A                         337          2,926          11,960
 Northrop Grumman                           200          2,536          13,658
                                                   -----------      ----------
                                                         5,462          25,618

Aerospace - 4.5%
 Moog, Inc. Class A                         337          2,926          14,036
 Northrop Grumman                           200          2,536          14,844
                                                   -----------      ----------
                                                         5,462          28,880

Airlines - 1.9%
 Southwest Airlines Co.                     850         15,105          12,495
                                                   -----------      ----------
                                                        15,105          12,495

Automotive - 2.7%
 Monro Muffler Brake Inc                    500          9,880          17,550
                                                   -----------      ----------
                                                         9,880          17,550

Commercial Services - 5.1%
 Harris Interactive Inc.                  2,600          8,918          15,678
 Paychex, Inc.                              450         11,885          17,042
                                                   -----------      ----------
                                                        20,803          32,720

Computers - Distributors - 1.8%
 Ingram Micro                               600         10,909          11,586
                                                   -----------      ----------
                                                        10,909          11,586

Computers - Hardware - 1.3%
 Dell Corp.                                 350         10,734           8,124
                                                   -----------      ----------
                                                        10,734           8,124

Computers - Networking - 2.0%
 Performance Technologies, Inc.           2,600         22,250          13,026
                                                   -----------      ----------
                                                        22,250          13,026

Computers - Services - 2.6%
 Computer Task Group Inc.                 3,700         15,799          16,687
                                                   -----------      ----------
                                                        15,799          16,687

Computers - Software - 3.8%
 Oracle                                   1,300         16,642          23,569
 Veramark Tech Inc.                       1,050          6,181           1,019
                                                   -----------      ----------
                                                        22,823          24,588

Electrical Equipment - 10.2%
 Corning Inc.                             1,000          7,874          22,740
 General Electric Co.                       550         15,917          19,448
 Ultralife Batteries, Inc.                2,200         12,432          23,760
                                                   -----------      ----------
                                                        36,223          65,948

Electronics Components - 4.4%
 Astronics Corp.                          1,431          7,065          25,186
 IEC Electronics Corp.                    2,000          1,530           2,980
                                                   -----------      ----------
                                                         8,595          28,166

Foods & Beverages - 2.6%
 Constellation Brands, Inc.                 800          5,017          16,944
                                                   -----------      ----------
                                                         5,017          16,944

Health Care Service Provider - 0.5%
 VirtualScopics Inc.                      2,000          2,981           2,920
                                                   -----------      ----------
                                                         2,981           2,920

Industrial Materials - 0.1%
 Servotronics, Inc.                         100            937             930
                                                   -----------      ----------
                                                           937             930

Machinery - 0.3%
 Columbus McKinnon Corp                     100          2,344           2,239
                                                   -----------      ----------
                                                         2,344           2,239

Medical Products and Supplies - 12.3%
 Bausch & Lomb Inc.                         600         31,472          30,696
 Greatbatch Technologies                  1,200         31,766          30,600
 Johnson & Johnson                          300         17,108          18,078
                                                   -----------      ----------
                                                        80,347          79,374

Metal Fabrication & Hardware - 3.1%
 Graham Corp.                             1,200          4,804          19,740
                                                   -----------      ----------
                                                         4,804          19,740

Office Equipment - 2.9%
 Xerox Corp.                              1,100         18,570          18,579
                                                   -----------      ----------
                                                        18,570          18,579

Packaging & Containers - 1.20%
 Mod Pac Corporation                        715          3,461           7,929
                                                   -----------      ----------
                                                         3,461           7,929

Photographic Equipment and Suppliers - 2.8%
 Eastman Kodak                              800         20,746          18,048
                                                   -----------      ----------
                                                        20,746          18,048

Railroads - 3.7%
 Genesee & Wyoming Class A                  900          2,522          23,949
                                                   -----------      ----------
                                                         2,522          23,949

Real Estate & Related - 6.7%
 Home Properties, Inc.                      400         16,297          21,124
 Sovran Self Storage                        400         15,241          22,164
                                                   -----------      ----------
                                                        31,538          43,288

Retail - Specialty - 5.1%
 Christopher & Banks Corp.                  700         12,105          13,629
 Fastenal Co                                550         19,186          19,278
                                                   -----------      ----------
                                                        31,292          32,907

Steel - 2.6%
 Gilbraltar Industries Inc.                 750          8,975          16,965
                                                   -----------      ----------
                                                         8,975          16,965

Utilities - Natural Resources - 3.4%
 National Fuel Gas Co.                      500         11,250          21,630
                                                   -----------      ----------
                                                        11,250          21,630
                                                   -----------      ----------
Total Investments - 87.6%                              403,367         565,210

Other Assets Less Liabilities - 12.4%                                   79,842

TOTAL PORTFOLIO                                        483,209         645,052
                                                   ===========     ===========

Security Valuations
Equity securities are valued by using market quotations. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, an equity security is generally valued at its last bid price.

Short term paper (debt obligations that mature in less than 60 days) is valued at amortized cost which approximates market value. Other assets are valued at fair value as determined in good faith by the Board of Directors.


Item 2. Controls and Procedures

a) The registrant's principal executive and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 3. Exhibits

I, Christopher Carosa, President of Bullfinch Fund, Inc., certify that:

1. I have reviewed this report on Form N-Q of the Bullfinch Fund, Inc.;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedule of investments included in this report fairly present in all material respects the investments of the Bullfinch Fund, Inc. as of the end of the fiscal quarter for which the report is filed.

4. I am responsible for establishing and maintaining disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act) and internal control over financial reporting (as defined in rule 30a-3(d) under the Investment Company Act) for the Bullfinch Fund, Inc. and have:

a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under my supervision, to ensure that material information relating to the Bullfinch Fund, Inc., is made known to me by others within this entity, particularly during the period in which this report is being prepared;

b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c) Evaluated the effectiveness of the Bullfinch Fund's disclosure controls and procedures and presented in this report my conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. I have disclosed to the Bullfinch Fund's auditors and the audit committee of the Bullfinch Fund's board of directors:

a) All significant deficiencies and material weaknesses in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the Bullfinch Fund's ability to record, process, summarize, and report financial information; and

b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the Bullfinch Fund's internal control over financial reporting.


Bullfinch Fund, Inc.

/S/ Christopher Carosa
________________________________
Christopher Carosa, President
Mr. Carosa acts as the Bullfinch Fund's Principal Executive Officer and Principal Financial Officer

May 29, 2007


Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Bullfinch Fund, Inc.
/S/ Christopher Carosa, President
_________________________________
Christopher Carosa
Mr. Carosa acts as the Bullfinch Fund's Principal Executive Officer and Principal Financial Officer

May 29, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Bullfinch Fund, Inc.
/S/ Christopher Carosa, President
_________________________________
Christopher Carosa
Mr. Carosa acts as the Bullfinch Fund's Principal Executive Officer and Principal Financial Officer

May 29, 2007